Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 832,476	$ 984,329	$ 1,284,653	$ 1,430,240